Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory rate	34.00%	(34.00%)
State income tax rate, net of federal benefit	2.93%	(4.95%)
Inducement expenses	(10.63%)
Other permanent differences	2.79%	2.47%
Less: valuation allowance	(29.10%)	36.48%
Provision for income taxes	(0.01%)